PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) cash_generating_unit
Disclosure of detailed information about property, plant and equipment [line items]
Expense related to short-term leases, low value asset leases and variable lease still recognized as operating expenses	€ 15	€ 12	€ 11
Property, plant and equipment	€ 2,017	€ 1,948	€ 1,906
A&T
Disclosure of detailed information about property, plant and equipment [line items]
Number of cash generating units impaired | cash_generating_unit			2
Impairment charges related to cash-generating units			€ 16
A&T | Montreuil Juigné
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges related to cash-generating units			9
A&T | Ussel
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges related to cash-generating units			€ 7
AS&I
Disclosure of detailed information about property, plant and equipment [line items]
Number of cash generating units impaired | cash_generating_unit			2
Discount rate to estimate normative cash flows			9.00%
AS&I | Nanjing Plant
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges related to cash-generating units			€ 12
AS&I | White Georgia
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges related to cash-generating units			13
Property, plant and equipment			€ 11